Borrowings including the impact of Interest Rate and Cross-Currency Swaps (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Dec. 29, 2018	Sep. 30, 2017
Debt Instrument [Line Items]
Borrowings	$ 20,874		$ 25,291
Less current portion	3,790	$ 3,489	6,172
Long-term borrowings	17,084	$ 17,176	19,119
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	7,555
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums	121		138
Qualifying hedges, market value adjustments for debt	304		73
Before International Theme Park Consolidation
Debt Instrument [Line Items]
Borrowings	$ 19,729		24,146
Debt Instrument, Interest Rate, Stated Percentage	2.79%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	$ 7,555
Borrowings, Effective Interest Rate	3.22%
BAMTech Notes Payable
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current	$ 0		1,581
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	$ 0
Borrowings, Effective Interest Rate	0.00%
Commercial paper
Debt Instrument [Line Items]
Borrowings	$ 1,005		2,772
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	$ 0
Borrowings, Effective Interest Rate	2.24%
U.S. and European Medium-term Notes
Debt Instrument [Line Items]
Borrowings	$ 17,942		19,721
Debt Instrument, Interest Rate, Stated Percentage	2.91%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	$ 6,600
Borrowings, Effective Interest Rate	3.27%
U.S. and European Medium-term Notes | Minimum
Debt Instrument [Line Items]
Swap Maturity Year	Dec. 31, 2019
U.S. and European Medium-term Notes | Maximum
Debt Instrument [Line Items]
Swap Maturity Year	Dec. 31, 2027
Foreign currency denominated debt
Debt Instrument [Line Items]
Borrowings	$ 955		13
Debt Instrument, Interest Rate, Stated Percentage	2.76%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	$ 955
Borrowings, Effective Interest Rate	2.92%
Swap Maturity Year	Dec. 31, 2025
Capital Cities/ABC debt
Debt Instrument [Line Items]
Borrowings	$ 103		105
Debt Instrument, Interest Rate, Stated Percentage	8.75%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	$ 0
Borrowings, Effective Interest Rate	5.99%
Other
Debt Instrument [Line Items]
Custom Long-term Debt (contra)	$ (276)		(46)
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	0
Asia International Theme Parks
Debt Instrument [Line Items]
Borrowings	$ 1,145		$ 1,145
Debt Instrument, Interest Rate, Stated Percentage	1.33%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	$ 0
Borrowings, Effective Interest Rate	5.17%
Total borrowings
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.71%
Borrowings, Effective Interest Rate	3.32%
Long Term Debt, Current Portion
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.85%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	$ 1,600
Borrowings, Effective Interest Rate	2.94%
Non Current
Debt Instrument [Line Items]
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	$ 5,955